Document And Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Claros Mortgage Trust, Inc.
Entity Central Index Key	0001666291
Entity Emerging Growth Company	false
Entity File Number	001-40993
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-4074900
Entity Address, Address Line One	c/o Mack Real Estate
Entity Address, Address Line Two	Credit Strategies, L.P.
Entity Address, Address Line Three	40 West 57th Street, Suite 1720
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	484-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CMTG
Security Exchange Name	NYSE